Income Taxes (Schedule of Total Income Taxes Allocation) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Notes to Financial Statements
Provision for income taxes relating to continuing operations	$ 272,542	¥ 22,621,000	¥ 27,678,000	¥ 22,158,000
Foreign currency translation adjustments	(241)	(20,000)	(2,000)	(19,000)
Net unrealized gains and losses on securities	783	65,000	361,000	366,000
Net unrealized gains and losses on derivatives	(96)	(8,000)	(547,000)	(4,000)
Pension liability adjustments	(1,289)	(107,000)	4,761,000	(22,879,000)
Other Comprehensive Income (Loss), Tax, Total	$ 271,699	¥ 22,551,000	¥ 32,251,000	¥ (378,000)